UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D/A
                                  Amendment No. 2

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 02, 2006 to November 01, 2006

 Commission File Number of issuing entity: 333-130961-26

 HarborView Mortgage Loan Trust 2006-10
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130961

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Greenwich Capital Financial Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198273
 54-2198274
 54-2198354
 54-6725996
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  1A-1A                            _____    _____    __X___    ____________
  1A-1B                            _____    _____    __X___    ____________
  2A-1A                            _____    _____    __X___    ____________
  2A-1B                            _____    _____    __X___    ____________
  2A-1C                            _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  B-7                              _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  ES                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 This Form 10-D is being amended to include the November 20, 2006 Monthly Distribution Report, revised to include the correct Deferred Interest. No modifications were made to the cash distributions to the bondholders.


 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

 Financial Security Assurance Holdings Ltd. ("FSAH"), the parent company of Financial Security Assurance Ltd., the Certificate Insurer under the Pooling and Servicing Agreement, pursuant to a Form 8-K filed on November 16, 2006 announced that FSAH has received (i) a subpoena from the Securities and Exchange Commission related to an ongoing civil investigation of brokers of municipal guaranteed investment contracts ("GICs") and (ii) a subpoena from the Antitrust Division of the U.S. Department of Justice issued in connection with an ongoing criminal investigation of bid rigging of awards of municipal GICs.

 Item 3. Sales of Securities & Use of Proceeds.

 On 11/13/06, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

 Class                  Initial Principal Balance

 HVMLT 06-10 B-7        17,231,000.00
 HVMLT 06-10 C           8,615,334.00
 HVMLT 06-10 P                 100.00
 HVMLT 06-10 R                   0.00
 HVMLT 06-10 ES                  0.00

 The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

 Item 7. Significant Enhancement Provider Information.

 The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September
 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of HarborView Mortgage Loan Trust 2006-10, relating to the November 20, 2006 distribution.

       (99.2)  Clayton Credit Risk Manager Report

       (99.3) Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from
               Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Greenwich Capital Acceptance, Inc.
 (Depositor)

 /s/ Thomas J. Conway
 Thomas J. Conway, Senior Vice President

 Date: April 11, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of HarborView Mortgage Loan Trust 2006-10, relating to the November 20, 2006 distribution.

 EX-99.2         Clayton Credit Risk Manager Report

 EX-99.3 Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November
                 13, 2006.



 EX-99.1


HarborView Mortgage Loan Trust
Mortgage-Backed Certificates



Distribution Date:       11/20/2006


HarborView Mortgage Loan Trust
Mortgage-Backed Certificates
Series 2006-10


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
        1A-1A               41162CAA9               **              5.52000%      450,326,000.00              483,349.91
        1A-1B               41162CAB7               **              5.52000%      112,582,000.00              120,838.01
        2A-1A               41162CAC5               **              5.50000%      591,709,000.00              632,799.90
        2A-1B               41162CAD3               **              5.56000%      246,546,000.00              266,543.62
        2A-1C               41162CAE1               **              5.50000%      147,927,000.00              158,199.71
         B-1                41162CAF8               **              5.70000%       42,217,000.00               46,790.51
         B-2                41162CAG6               **              5.72000%       35,324,000.00               39,288.14
         B-3                41162CAH4               **              5.75000%       10,339,000.00               11,559.58
         B-4                41162CAJ0               **              5.89000%       24,985,000.00               28,614.77
         B-5                41162CAK7               **              6.02000%       18,954,000.00               22,186.71
         B-6                41162CAL5               **              6.82000%       16,370,000.00               21,708.44
         B-7                41162CAM3               **              7.07000%       17,231,000.00               23,687.84
          C                 41162CAN1               **              0.00000%        8,615,334.00            4,450,425.59
          P                 41162CAP6               **              0.00000%              100.00                    0.00
          R                 41162CAQ4               **              0.00000%                0.00                    0.00
         ES               HARBOR0610E               **              0.00000%                0.00              502,577.94

Totals                                                                          1,723,125,434.00            6,808,570.67


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
       1A-1A                 18,293.52               0.00     450,307,706.48        501,643.43               0.00
       1A-1B                  4,573.40               0.00     112,577,426.60        125,411.41               0.00
       2A-1A                 24,036.90               0.00     591,684,963.10        656,836.80               0.00
       2A-1B                 10,015.40               0.00     246,535,984.60        276,559.02               0.00
       2A-1C                  6,009.21               0.00     147,920,990.79        164,208.92               0.00
        B-1                       0.00               0.00      42,217,000.00         46,790.51               0.00
        B-2                       0.00               0.00      35,324,000.00         39,288.14               0.00
        B-3                       0.00               0.00      10,339,000.00         11,559.58               0.00
        B-4                       0.00               0.00      24,985,000.00         28,614.77               0.00
        B-5                       0.00               0.00      18,954,000.00         22,186.71               0.00
        B-6                       0.00               0.00      16,370,000.00         21,708.44               0.00
        B-7                       0.00               0.00      17,231,000.00         23,687.84               0.00
         C                        0.00               0.00      13,070,426.75      4,450,425.59               0.00
         P                        0.00               0.00             100.00              0.00               0.00
         R                        0.00               0.00               0.00              0.00               0.00
        ES                        0.00               0.00               0.00        502,577.94               0.00

Totals                       62,928.43               0.00   1,727,517,598.32      6,871,499.10               0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.
** For distribution dates prior to December 1, 2006 this information was not available for reporting purposes.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
       1A-1A            450,326,000.00     450,326,000.00             0.00           18,293.52            0.00            0.00
       1A-1B            112,582,000.00     112,582,000.00             0.00            4,573.40            0.00            0.00
       2A-1A            591,709,000.00     591,709,000.00             0.00           24,036.90            0.00            0.00
       2A-1B            246,546,000.00     246,546,000.00             0.00           10,015.40            0.00            0.00
       2A-1C            147,927,000.00     147,927,000.00             0.00            6,009.21            0.00            0.00
        B-1              42,217,000.00      42,217,000.00             0.00                0.00            0.00            0.00
        B-2              35,324,000.00      35,324,000.00             0.00                0.00            0.00            0.00
        B-3              10,339,000.00      10,339,000.00             0.00                0.00            0.00            0.00
        B-4              24,985,000.00      24,985,000.00             0.00                0.00            0.00            0.00
        B-5              18,954,000.00      18,954,000.00             0.00                0.00            0.00            0.00
        B-6              16,370,000.00      16,370,000.00             0.00                0.00            0.00            0.00
        B-7              17,231,000.00      17,231,000.00             0.00                0.00            0.00            0.00
         C                8,615,334.00       8,615,334.00             0.00                0.00            0.00            0.00
         P                      100.00             100.00             0.00                0.00            0.00            0.00
         R                        0.00               0.00             0.00                0.00            0.00            0.00
         ES                       0.00               0.00             0.00                0.00            0.00            0.00

Totals                1,723,125,434.00   1,723,125,434.00             0.00           62,928.43            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
        1A-1A                   18,293.52     450,307,706.48        0.99995938           18,293.52
        1A-1B                    4,573.40     112,577,426.60        0.99995938            4,573.40
        2A-1A                   24,036.90     591,684,963.10        0.99995938           24,036.90
        2A-1B                   10,015.40     246,535,984.60        0.99995938           10,015.40
        2A-1C                    6,009.21     147,920,990.79        0.99995938            6,009.21
         B-1                         0.00      42,217,000.00        1.00000000                0.00
         B-2                         0.00      35,324,000.00        1.00000000                0.00
         B-3                         0.00      10,339,000.00        1.00000000                0.00
         B-4                         0.00      24,985,000.00        1.00000000                0.00
         B-5                         0.00      18,954,000.00        1.00000000                0.00
         B-6                         0.00      16,370,000.00        1.00000000                0.00
         B-7                         0.00      17,231,000.00        1.00000000                0.00
          C                          0.00      13,070,426.75        1.51711202                0.00
          P                          0.00             100.00        1.00000000                0.00
          R                          0.00               0.00        0.00000000                0.00
          ES                         0.00               0.00        0.00000000                0.00

Totals                          62,928.43   1,727,517,598.32        1.00254895           62,928.43



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
       1A-1A          450,326,000.00          1000.00000000            0.00000000            0.04062284          0.00000000
       1A-1B          112,582,000.00          1000.00000000            0.00000000            0.04062283          0.00000000
       2A-1A          591,709,000.00          1000.00000000            0.00000000            0.04062284          0.00000000
       2A-1B          246,546,000.00          1000.00000000            0.00000000            0.04062285          0.00000000
       2A-1C          147,927,000.00          1000.00000000            0.00000000            0.04062281          0.00000000
        B-1            42,217,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-2            35,324,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-3            10,339,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-4            24,985,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-5            18,954,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-6            16,370,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-7            17,231,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         C              8,615,334.00          1000.00000000            0.00000000            0.00000000          0.00000000
         P                    100.00          1000.00000000            0.00000000            0.00000000          0.00000000
         R                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
         ES                     0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
       1A-1A              0.00000000             0.04062284          999.95937716             0.99995938          0.04062284
       1A-1B              0.00000000             0.04062283          999.95937717             0.99995938          0.04062283
       2A-1A              0.00000000             0.04062284          999.95937716             0.99995938          0.04062284
       2A-1B              0.00000000             0.04062285          999.95937715             0.99995938          0.04062285
       2A-1C              0.00000000             0.04062281          999.95937719             0.99995938          0.04062281
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-5               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-6               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-7               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         C                0.00000000             0.00000000         1517.11201794             1.51711202          0.00000000
         P                0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
         ES               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
        1A-1A        11/13/06 - 11/19/06      7           5.52000%     450,326,000.00          483,349.91                   0.00
        1A-1B        11/13/06 - 11/19/06      7           5.52000%     112,582,000.00          120,838.01                   0.00
        2A-1A        11/13/06 - 11/19/06      7           5.50000%     591,709,000.00          632,799.90                   0.00
        2A-1B        11/13/06 - 11/19/06      7           5.56000%     246,546,000.00          266,543.62                   0.00
        2A-1C        11/13/06 - 11/19/06      7           5.50000%     147,927,000.00          158,199.71                   0.00
         B-1         11/13/06 - 11/19/06      7           5.70000%      42,217,000.00           46,790.51                   0.00
         B-2         11/13/06 - 11/19/06      7           5.72000%      35,324,000.00           39,288.14                   0.00
         B-3         11/13/06 - 11/19/06      7           5.75000%      10,339,000.00           11,559.58                   0.00
         B-4         11/13/06 - 11/19/06      7           5.89000%      24,985,000.00           28,614.77                   0.00
         B-5         11/13/06 - 11/19/06      7           6.02000%      18,954,000.00           22,186.71                   0.00
         B-6         11/13/06 - 11/19/06      7           6.82000%      16,370,000.00           21,708.44                   0.00
         B-7         11/13/06 - 11/19/06      7           7.07000%      17,231,000.00           23,687.84                   0.00
          C                          N/A     N/A          0.00000%   1,723,125,433.93                0.00                   0.00
          P                          N/A     N/A          0.00000%             100.00                0.00                   0.00
          R                          N/A     N/A          0.00000%               0.00                0.00                   0.00
         ES                          N/A     N/A          0.00000%               0.00                0.00                   0.00

Totals                                                                                       1,855,567.14                   0.00



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
        1A-1A                     0.00               0.00         483,349.91               0.00           450,307,706.48
        1A-1B                     0.00               0.00         120,838.01               0.00           112,577,426.60
        2A-1A                     0.00               0.00         632,799.90               0.00           591,684,963.10
        2A-1B                     0.00               0.00         266,543.62               0.00           246,535,984.60
        2A-1C                     0.00               0.00         158,199.71               0.00           147,920,990.79
         B-1                      0.00               0.00          46,790.51               0.00            42,217,000.00
         B-2                      0.00               0.00          39,288.14               0.00            35,324,000.00
         B-3                      0.00               0.00          11,559.58               0.00            10,339,000.00
         B-4                      0.00               0.00          28,614.77               0.00            24,985,000.00
         B-5                      0.00               0.00          22,186.71               0.00            18,954,000.00
         B-6                      0.00               0.00          21,708.44               0.00            16,370,000.00
         B-7                      0.00               0.00          23,687.84               0.00            17,231,000.00
          C                       0.00               0.00       4,450,425.59               0.00         1,727,517,598.32
          P                       0.00               0.00               0.00               0.00                   100.00
          R                       0.00               0.00               0.00               0.00                     0.00
         ES                       0.00               0.00         502,577.94               0.00                     0.00

Totals                            0.00               0.00       6,808,570.67               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
       1A-1A            450,326,000.00         5.52000%           1000.00000000             1.07333334           0.00000000
       1A-1B            112,582,000.00         5.52000%           1000.00000000             1.07333330           0.00000000
       2A-1A            591,709,000.00         5.50000%           1000.00000000             1.06944444           0.00000000
       2A-1B            246,546,000.00         5.56000%           1000.00000000             1.08111111           0.00000000
       2A-1C            147,927,000.00         5.50000%           1000.00000000             1.06944446           0.00000000
        B-1              42,217,000.00         5.70000%           1000.00000000             1.10833337           0.00000000
        B-2              35,324,000.00         5.72000%           1000.00000000             1.11222229           0.00000000
        B-3              10,339,000.00         5.75000%           1000.00000000             1.11805590           0.00000000
        B-4              24,985,000.00         5.89000%           1000.00000000             1.14527797           0.00000000
        B-5              18,954,000.00         6.02000%           1000.00000000             1.17055556           0.00000000
        B-6              16,370,000.00         6.82000%           1000.00000000             1.32611118           0.00000000
        B-7              17,231,000.00         7.07000%           1000.00000000             1.37472230           0.00000000
         C                8,615,334.00         0.00000%         200006.80576400             0.00000000           0.00000000
         P                      100.00         0.00000%           1000.00000000             0.00000000           0.00000000
         R                        0.00         0.00000%              0.00000000             0.00000000           0.00000000
         ES                       0.00         0.00000%              0.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       1A-1A              0.00000000             0.00000000            1.07333334             0.00000000          999.95937716
       1A-1B              0.00000000             0.00000000            1.07333330             0.00000000          999.95937717
       2A-1A              0.00000000             0.00000000            1.06944444             0.00000000          999.95937716
       2A-1B              0.00000000             0.00000000            1.08111111             0.00000000          999.95937715
       2A-1C              0.00000000             0.00000000            1.06944446             0.00000000          999.95937719
        B-1               0.00000000             0.00000000            1.10833337             0.00000000         1000.00000000
        B-2               0.00000000             0.00000000            1.11222229             0.00000000         1000.00000000
        B-3               0.00000000             0.00000000            1.11805590             0.00000000         1000.00000000
        B-4               0.00000000             0.00000000            1.14527797             0.00000000         1000.00000000
        B-5               0.00000000             0.00000000            1.17055556             0.00000000         1000.00000000
        B-6               0.00000000             0.00000000            1.32611118             0.00000000         1000.00000000
        B-7               0.00000000             0.00000000            1.37472230             0.00000000         1000.00000000
         C                0.00000000             0.00000000          516.57029083             0.00000000       200516.61355439
         P                0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        ES                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                7,185,417.97
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                 4,548,309.89
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
Total Deposits                                                                                        11,733,727.86

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                            56,103.59
     Payment of Interest and Principal                                                                11,677,624.27
Total Withdrawals (Pool Distribution Amount)                                                          11,733,727.86

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     35,898.45
Class 1A-1B Insurance Fee - See note II                                                   5,629.10
Class 2A-1C Insurance Fee - See note II                                                   7,396.35
Credit Risk Manager Fee - See note I                                                      7,179.69
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                56,103.59

*Servicer Payees include: GMAC MORTGAGE CORPORATION

NOTE:


I - Credit Risk Manager Fee- Clayton Fixed Income Services Inc.


II - Class 1A-1B & 2A-1C Certificate Insurance Fee - Financial Security Assurance Inc.

                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                     Final Maturity Reserve Account                0.00                0.00              0.00               0.00
                            Basis Risk Reserve Fund            1,000.00                0.00              0.00           1,000.00

                                                          Collateral Statement

Group                                                                          1                                   2
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            7.942849                            7.849133
 Weighted Average Net Rate                                               7.917849                            7.824133
 Weighted Average Pass-Through Rate                                      7.562849                            7.469133
 Weighted Average Remaining Term                                              400                                 400
 Principal And Interest Constant                                     2,051,879.91                        3,558,981.28
 Beginning Loan Count                                                       2,433                               2,122
 Loans Paid in Full                                                             0                                   0
 Ending Loan Count                                                          2,433                               2,122
 Beginning Scheduled Balance                                       626,148,451.92                    1,096,976,982.01
 Ending Scheduled Balance                                          627,965,224.33                    1,099,552,373.99
 Actual Ending Collateral Balance                                  627,965,224.33                    1,099,550,684.10
 Scheduled Principal                                               (2,092,622.21)                      (3,616,284.09)
 Unscheduled Principal                                                 275,849.80                        1,040,892.11
 Scheduled Interest                                                  4,144,502.12                        7,175,265.37
 Servicing Fees                                                         13,044.76                           22,853.69
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                             185,235.58                          324,522.36
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        3,946,221.78                        6,827,889.32
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                                0.00
 Prepayment Penalty Paid Count                                                  0                                   0
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            7.883188
 Weighted Average Net Rate                                               7.858188
 Weighted Average Pass-Through Rate                                      7.503188
 Weighted Average Remaining Term                                              400
 Principal And Interest Constant                                     5,610,861.19
 Beginning Loan Count                                                       4,555
 Loans Paid in Full                                                             0
 Ending Loan Count                                                          4,555
 Beginning Scheduled Balance                                     1,723,125,433.93
 Ending Scheduled Balance                                        1,727,517,598.32
 Actual Ending Collateral Balance                                1,727,515,908.43
 Scheduled Principal                                               (5,708,906.30)
 Unscheduled Principal                                               1,316,741.91
 Scheduled Interest                                                 11,319,767.49
 Servicing Fees                                                         35,898.45
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                             509,757.94
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                       10,774,111.10
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Miscellaneous Reporting
Deferred Interest                                                            5,771,641.49
Net Deferred Interest                                                        4,454,899.58


                                   Structural Reporting
Net Monthly Excess Cashflow                                                  8,918,543.86
Ending Overcollateralization Amount                                         13,070,426.75
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Reduction Amount                                               0.00
Overcollateralization Increase Amount                                              193.24
Overcollateralization Surplus Amount                                                 0.00
Senior Enhancement Percentage                                                        0.10
Overcollateralization Target Amount                                          8,615,627.17


                                 Trigger Event Reporting
Delinquency Trigger Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.177456%
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger Test
     Trigger Result                                                                  Pass
     Threshold Value                                                          100.000000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass



                                      Additional Reporting - Group Level

                                            Miscellaneous Reporting

        1
           Class B-1 Apportioned Principal Balance                                      15,340,681.48
           Class B-2 Apportioned Principal Balance                                      12,835,924.69
           Class B-3 Apportioned Principal Balance                                       3,756,953.50
           Class B-4 Apportioned Principal Balance                                       9,078,971.19
           Class B-5 Apportioned Principal Balance                                       6,887,445.27
           Class B-6 Apportioned Principal Balance                                       5,948,479.42
           Class B-7 Apportioned Principal Balance                                       6,261,346.91
           Deferred Interest Grp 1                                                       2,107,724.69
           Net Deferred Interest Grp 1                                                   1,831,874.89

        2
           Class B-1 Apportioned Principal Balance                                      26,876,318.52
           Class B-2 Apportioned Principal Balance                                      22,488,075.31
           Class B-3 Apportioned Principal Balance                                       6,582,046.50
           Class B-4 Apportioned Principal Balance                                      15,906,028.81
           Class B-5 Apportioned Principal Balance                                      12,066,554.73
           Class B-6 Apportioned Principal Balance                                      10,421,520.58
           Class B-7 Apportioned Principal Balance                                      10,969,653.09
           Deferred Interest Grp 2                                                       3,663,916.80
           Net Deferred Interest Grp 2                                                   2,623,024.69


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                   4,548,309.89



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                        Current
                          Original $        Original %         Current $            Current %             Class%      Prepayment%

Class B-1             131,818,434.00       7.64996160%    136,273,526.75          7.88840165%          2.443796%         0.000000%
Class B-2              96,494,434.00       5.59996574%    100,949,526.75          5.84361785%          2.044784%         0.000000%
Class B-3              86,155,434.00       4.99995139%     90,610,526.75          5.24512901%          0.598489%         0.000000%
Class B-4              61,170,434.00       3.54996989%     65,625,526.75          3.79883405%          1.446295%         0.000000%
Class B-5              42,216,434.00       2.44999193%     46,671,526.75          2.70165275%          1.097181%         0.000000%
Class B-6              25,846,434.00       1.49997403%     30,301,526.75          1.75405025%          0.947603%         0.000000%
Class B-7               8,615,434.00       0.49998879%     13,070,526.75          0.75660744%          0.997443%         0.000000%
Class C                       100.00       0.00000580%            100.00          0.00000579%          0.756602%         0.000000%
Class P                         0.00       0.00000000%              0.00          0.00000000%          0.000006%         0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

1                              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

60 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

60 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
2                              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

60 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

60 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%




                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  1 - No REO Information to report this period.

  2 - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  1 - No Foreclosure Information to report this period.

  2 - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.

  1 - No Bankruptcy Information to report this period.

  2 - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
           1                             0               0.00              0.00             0.000%
           2                             0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    1 - No Realized Loss Information to report this period.

    2 - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
           1                     0               0.00               0.00          0               0.00              0.00
           2                     0               0.00               0.00          0               0.00              0.00
         Total                   0               0.00               0.00          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
         1                   0              0.00           0.00          0             0.00            0.00       275,849.80
         2                   0              0.00           0.00          0             0.00            0.00     1,040,892.11
       Total                 0              0.00           0.00          0             0.00            0.00     1,316,741.91


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount


                                     No Prepayments in full this Period


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning


                                      No Prepayments in full this Period



                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.076%       Current Month              0.910%        Current Month                 146.235%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006       0.910%           N/A                          Nov-2006     146.235%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  1
     SMM                                   CPR                                      PSA
     Current Month            0.044%       Current Month              0.526%        Current Month                  87.491%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006       0.526%           N/A                          Nov-2006      87.491%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  2
     SMM                                   CPR                                      PSA
     Current Month            0.095%       Current Month              1.129%        Current Month                 177.877%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006       1.129%           N/A                          Nov-2006     177.877%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                          1

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 1.000             0                0.00            0.000               0               0.00            0.000
     1.000    1.499            30       11,204,170.36            0.649              15       3,337,267.95            0.531
     1.500    1.999            17        8,581,092.66            0.497               5       1,547,394.89            0.246
     2.000    2.499            17        6,896,848.62            0.399               6       1,979,718.79            0.315
     2.500    2.999             3        1,113,761.97            0.064               1         338,169.25            0.054
     3.000    3.499             1          383,693.37            0.022               0               0.00            0.000
     3.500    3.999             0                0.00            0.000               0               0.00            0.000
     4.000    4.499             0                0.00            0.000               0               0.00            0.000
     4.500    4.999             0                0.00            0.000               0               0.00            0.000
     5.000    5.499             0                0.00            0.000               0               0.00            0.000
     5.500    5.999             0                0.00            0.000               0               0.00            0.000
     6.000    6.499             1          452,703.14            0.026               0               0.00            0.000
     6.500    6.999            50       23,369,612.88            1.353               5       1,281,889.12            0.204
     7.000    7.499           422      180,639,640.15           10.457             157      40,694,673.54            6.480
     7.500    7.999         1,774      661,621,021.55           38.299             976     252,976,365.07           40.285
     8.000    8.499         1,709      602,276,370.60           34.864           1,047     258,290,507.39           41.131
     8.500    8.999           328      138,093,877.69            7.994             153      44,724,385.81            7.122
     9.000    9.499           159       72,533,487.87            4.199              57      19,072,251.35            3.037
     9.500    9.999            39       18,149,489.23            1.051              11       3,722,601.17            0.593
    10.000   10.499             3        1,191,653.49            0.069               0               0.00            0.000
    10.500   10.999             2        1,010,174.74            0.058               0               0.00            0.000
 >= 11.000                      0                0.00            0.000               0               0.00            0.000
              Total         4,555    1,727,517,598.32          100.000           2,433     627,965,224.33          100.000


               Interest Rate Stratification (continued)

                                   2

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499            15        7,866,902.41            0.715
     1.500    1.999            12        7,033,697.77            0.640
     2.000    2.499            11        4,917,129.83            0.447
     2.500    2.999             2          775,592.72            0.071
     3.000    3.499             1          383,693.37            0.035
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999             0                0.00            0.000
     6.000    6.499             1          452,703.14            0.041
     6.500    6.999            45       22,087,723.76            2.009
     7.000    7.499           265      139,944,966.61           12.727
     7.500    7.999           798      408,644,656.48           37.165
     8.000    8.499           662      343,985,863.21           31.284
     8.500    8.999           175       93,369,491.88            8.492
     9.000    9.499           102       53,461,236.52            4.862
     9.500    9.999            28       14,426,888.06            1.312
    10.000   10.499             3        1,191,653.49            0.108
    10.500   10.999             2        1,010,174.74            0.092
 >= 11.000                      0                0.00            0.000
              Total         2,122    1,099,552,373.99          100.000


                                                 SUPPLEMENTAL REPORTING

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the Servicing Agreement, on which the Servicer determines the amount of all funds required to be remitted to the Trustee on the Servicer
Remittance Date with respect to the Mortgage Loans.

Distribution Date
The 19th day of each month, or, if such day is not a Business Day, the next Business Day commencing in November
2006.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

Record Date
With respect to each Distribution Date and the LIBOR Certificates, the Business Day preceding the applicable Distribution
Date so long as such Certificates remain Book-Entry Certificates and otherwise the Record Date shall be same as the other Classes of Certificates.  For each other Class of Certificates, the last Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or if such 18th day is not a Business Day, the preceding Business Day.

Closing Date
November 13 , 2006




EX-99.2

(logo)
CLAYTON


HarborView 2006-10
Credit Risk Management Report
November 2006







c 2006 Clayton Fixed Income Services Inc. All rights reserved


The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.


c 2006 Clayton Fixed Income Services Inc. All rights reserved.


Table of Contents

Section One   Executive Summary

Section Two   Loan-Level Report

Section Three Prepayment Penalty Analysis

Section Four  Mortgage Insurance Report

Section Five  Loss Analysis

Section Six   Analytics



c 2006 Clayton Fixed Income Services Inc. All rights reserved


Section One
Executive Summary


HarborView 2006-10
Executive Summary
November 2006


Transaction Summary

Closing Date:                    11/13/2006
Depositor:                       Greenwich Capital Acceptance Inc.
Trustee(s):                      Wells Fargo Bank, N.A.
Servicer(s):                     GMAC Mortgage
Delinquency Reporting Method:    OTS^0


Collateral Summary

                           Closing Date            As of 11/20/2006            11/20/2006 Balance as
                                                                            Percentage of Closing Date
                                                                                   Balance
Collateral Balance        $1,713,712,746            $1,727,512,598                100.80 %
Loan Count                    4,555                    4,555                      100.00 %



0 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.


Value Added

            Total Value Added for Harborview 2006-10 as of 11/20/2006

                  Issues                              Amount Recovered
                    0                                        $0


 Prepayments

   Remittance Date            Beginning Collateral Balance           Total Prepayments               Percentage of Prepayment
    11/20/2006                       $1,723,125,434                     $1,316,742                             0.07



 Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.




                              Total Cash Flows

 Remittance Date      Amount Remitted to the Trust      Amount Remitted by the       Difference
                                                              Servicers
    11/20/2006                   $0                              $0                      $0


 Mortgage Insurance

Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI coverage are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+ days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.


Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

                                   Loss Summary

     Remittance            Losses Remitted to the Trust       Number of Loan-Level Losses/Gains

     11/20/2006                      $0                                    0


c 2006 Clayton Fixed Income Services Inc. All rights reserved.



Section Two
Loan-Level Report


                 Loan-Level Report Definitions


 o FICOr : Represents the borrower's credit score at the time of securitization/origination.

 o Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

 o Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

 o Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

 o Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

 o Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

    o C The contractually due payment arrived on time.
    o 3 The contractually due payment has not arrived within thirty days.
    o 6 The contractually due payment has not arrived within sixty days.
    o 9 The contractually due payment has not arrived within ninety days.
    o F The property is in the process of foreclosure.
    o R The property is real estate owned (REO).
    o 0 The mortgage has either liquidated or been paid off.

 o OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

 o MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.



Harborview 2006-10 Credit Risk Manager Report
Mortgage Data Through: October 31, 2006


Watchlist

                               State       First Pmt.           Valuation              Oris.           Orig Amount
 Loan Number       Lien        FICOr       Last Paid Dt.       Valuation Date       Current Value       Current Bal
 8959527            1           CA            6/1/2006         Internal Estimate       $800,000           $529,000
                                716           9/1/2006            6/30/2006            $688,000           $523,167


                   OLTV                 Liq. Date    Est. (Gain)/Loss        Delinquency
 Loan Number       CLTV     MI Type      MI Cov      Est. Severity             Status
 8959527            66%                  1/1/2008      ($58,273)                 C
                    76%                                  -11.01%              Monitor


   Default Reason:    (Unknown)



c 2006 Clayton Fixed Income Services Inc. All rights reserved.


Section Three
Prepayment Penalty Analysis



Harborview 2006-10 Prepayment Penalty Analysis
Trustee Remittance Date: November 20, 2006

Total Cash Flows
  Trustee Remittance Date                                                          11/20/2006
  Amount Remitted to the Trust                                                         $0
  Amount Remitted by the Servicers                                                     $0
  Difference                                                                           $0
Total Collections by the Servicers
  Total Paid Off Loans                                                                  0
  Total Paid Off Loans With Prepayment Flags                                            0
Exceptions
  Expired Prepayment Clauses (as stated in the Note)                                    0
  Liquidated out of REO Status                                                          0
  Acceleration of Debt                                                                  0
  Loss Mitigation (Short Sales, Charge Offs)                                            0
  Documentation Issues Preventing the Collection of Prepayment Penalties                0
  Other - Actions Preventing the Collection of Prepayment Penalties                     0
  Total Paid-Off Loans with Active Prepayment Flags                                     0
Other Exceptions
  Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes        0
  Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted      0
Aggregate Paid-Off Loans
  Loans with Active Prepayment Flags with Penalties Remitted                            0
  Loans without Prepayment Flags or with Expired Flags with Penalties Remitted          0
  Total Loans with Penalties Remitted                                                   0
  Total Loans with Penalties Remitted to the Total Paid-Off Loans                      N/A
  Penalties Remitted for loans with Active Prepayment Flags                            N/A



Harborview 2006-10 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: November 20, 2006

   Loan                                         Origination     Years to
  Number      State     Delinquency History        Date         Expiration



Harborview 2006-10 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: November 20, 2006                  (continued)

                                                                    % of PPP to
   Loan          Expiration         Payoff                             Payoff
  Number           Date             Amount         PPP Remitted         Amount                 Comments





c 2006 Clayton Fixed Income Services Inc. All rights reserved.


Section Four
Mortgage Insurance Report


Harborview 2006-10 Mortgage Insurance Claim Summary
Mortgage Data Through: October 31, 2006

 Claim Payment Breakdown
                               # of Loans     Dollar Amount
      Claims Paid:                  0             $0
      Claims Pending: 1             0             $0
      Claims Rescinded: 2           0             $0
      Claims Without Payment: 2     0             $0
      Claims Denied:2               0             $0
      Claims Withdrawn: 2           0             $0


 Age of Pending Claims
                             < 30 Days   30 Days     60 Days    90 Days    120 Days   150 Days    180 Days   210+ Days
 Number of Pending Claims:      0          0           0          0           0          0          0           0




1 Estimate based on internal calculations.
2 Estimated claim payment if the claim had been paid.




  Harborview 2006-10 Mortgage Insurance Claims
  Mortgage Data Through: October 31, 2006

                 First Pmt.      Current Valuation     OAV      Orig. Amount
 Loan Number    Last Paid Dt.        Method            CV       Current Bal.



Harborview 2006-10 Mortgage Insurance Claims
Mortgage Data Through: October 31, 2006     (continued)


                OLTV                  Claim File Dt.      Date Paid       Delinquency History
 Loan Number    CLTV     MI Cov %     Est. Claim Pmt.    Amount Paid       Settlement Option




c 2006 Clayton Fixed Income Services Inc. All rights reserved.



Section Five
Loss Analysis


Harborview 2006-10 Historical Monthly Losses
Losses Through: October 31, 2006

                Date          Loan Loss Amount         Loss Percentage
              11/20/2006           $0.00                    0.00%
               Totals:             $0.00                    0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.





Harborview 2006-10 Loss Reconciliation Report
Trustee Remittance Date: November 20, 2006


 Remittance Statement                           Summary

11/20/2006       $0                     Loan-Level Losses:         $0
                                        Subsequent Losses:         $0
                                        Subsequent Gains:          $0
                                        Monthly Security Loss:     $0
                                        Losses Remitted:           $0
                                        Difference:                $0



Loan Number     Loss     Loan Number    Loss         Loan Number    Loss

                                                  Category Total:          $0




Harborview 2006-10 Loss Report
Losses Through: October 31, 2006

                         Origination                         Original Amount
Loan Number     State        Date        Original LTV      Original Appraisal      Loss    Loss Severity



c 2006 Clayton Fixed Income Services Inc. All rights reserved.


Section Six
Analytics




Harborview 2006-10 Delinquencies by Balance and Count
Mortgage Data Through: October 31, 2006



                    Total Delinquencies as a                      Total Delinquencies as a
                  Percentage of Original Loans                    Percentage of Active Loans

                  Percentage by      Percentage by               Percentage by       Percentage by
   Date              Balance            Count                      Balance             Count
10/31/2006            0.00%             0.00%                       0.00%              0.00%





Harborview 2006-10 Delinquencies by Origination Characteristics
Mortgage Data Through: October 31, 2006


               Total Delinquencies as Percentage of the Active Balance

                Cash Out     Purchase   Rate/Term     ARM       Fixed           Full             Low
    Date        Refinance                Refinance                         Documentation     Documentation
  10/31/2006     0.00%        0.00%       0.00%      0.00%      0.00%           0.00%           0.00%




Harborview 2006-10 Severe Delinquencies for Top Five States
Mortgage Data Through: October 31, 2006

               Percentages of the Active Balance for Top Five States

                               Severe Delinquencies      90 Day          Foreclosure      REO
    Date           State            (90+)              Delinquencies
  10/31/2006        AZ              0.00%                 0.00%            0.00%          0.00%
  10/31/2006        CA              0.00%                 0.00%            0.00%          0.00%
  10/31/2006        FL              0.00%                 0.00%            0.00%          0.00%
  10/31/2006        IL              0.00%                 0.00%            0.00%          0.00%
  10/31/2006        VA              0.00%                 0.00%            0.00%          0.00%




 EX-99.3

 Copy of the unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations and comprehensive income for the nine months ended September 30, 2006 and 2005, the unaudited consolidated statements of cash flows for the nine months ended September 30, 2006 and 2005, all of Financial Security Assurance Inc. and Subsidiaries, are incorporated herein by reference from
 Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on November 13, 2006.